FAIR VALUE MEASUREMENT - Investments Measured at NAV (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 724,763,126	$ 670,593,631
Investment, Identifier [Axis]: Common Collective Trust Funds | Acadian All Country World ex US Equity CIT Fund Class F
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 16,092,171
Redemption Frequency	1 day
Redemption Notice Period	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | Loomis Core Plus Fixed Income
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 20,601,247	$ 20,765,433
Redemption Frequency	1 day	1 day
Redemption Notice Period	1 day	1 day
Investment, Identifier [Axis]: Common Collective Trust Funds | New York Life Insurance Anchor Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 39,386,629	$ 46,334,880
Redemption Frequency	1 day	1 day
Redemption Notice Period	12 months	12 months
Investment, Identifier [Axis]: Common Collective Trust Funds | Northern Trust Collective Russell 1000 Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 64,186,347	$ 67,605,318
Redemption Frequency	1 day	1 day
Redemption Notice Period	1 day	1 day
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2005
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,097,860	$ 2,376,625
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2010
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 798,812	$ 622,278
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2015
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,502,154	$ 2,755,113
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2020
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 9,125,514	$ 9,184,477
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 33,179,715	$ 34,101,122
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2030
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 57,951,038	$ 51,332,543
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2035
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 59,829,240	$ 50,011,819
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2040
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 42,576,559	$ 36,944,529
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2045
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 32,557,996	$ 28,131,015
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2050
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 21,227,984	$ 17,129,865
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2055
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 20,502,413	$ 16,362,823
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2060
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 11,779,552	$ 8,791,447
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2065
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 4,364,612	$ 2,845,055
Redemption Frequency	1 day	1 day
Redemption Notice Period	30 days	30 days
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2070
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 45,008
Redemption Frequency	1 day
Redemption Notice Period	30 days